Significant Contingencies and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2018
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Significant Contingencies and Unrecognized Contract Commitments
9.	SIGNIFICANT CONTINGENCIES AND UNRECOGNIZED CONTRACT COMMITMENTS

(1)	As of December 31, 2018, amounts available under unused letters of credit for importing machinery and equipment was NT$0.4 billion.

(2)	As of December 31, 2018 the Company entrust financial institutes to open performance guarantee, mainly related to the litigations and customs tax guarantee, amounted to NT$1.6 billion.

(3)

The Company entered into several patent license agreements and development contracts of intellectual property for a total contract amount of approximately NT$12.1 billion. As of December 31, 2018, the portion of royalties and development fees not yet recognized was NT$1.2 billion.

(4)

The Company entered into several construction contracts for the expansion of its operations. As of December 31, 2018, these construction contracts amounted to approximately NT$3.1 billion and the portion of the contracts not yet recognized was approximately NT$0.9 billion.

(5)

The Company entered into several operating lease contracts for land and office. These renewable operating leases will expire in various years through 2038. Future minimum lease payments under those leases are as follows:

Year	As of December 31, 2018
NT$
(In Thousands)
2019	$600,876
2020	618,194
2021	608,434
2022	609,325
2023	578,203
2024 and thereafter	4,393,337

Total	$7,408,369

(6)

The Board of Directors of UMC resolved in October 2014 to participate in a 3-way agreement with Xiamen Municipal People’s Government and FUJIAN ELECTRONIC & INFORMATION GROUP to form a company which will focus on 12’’ wafer foundry services. As of December 31, 2018, the Company obtained R.O.C. government authority’s approval for the investment and invested RMB¥8.3 billion in USCXM, representing ownership interest of 65.22%. Furthermore, based on the agreement, UMC recognized a financial liability in other noncurrent liabilities for the purchase from the other investors of their investments in USCXM at their original investment cost plus interest totally amounting to RMB ¥4.9 billion, beginning from the seventh year (2022) following the last instalment payment made by the other investors. Accordingly, the Company recognizes non-controlling interests as required by IFRS 10 during the reporting period. At the end of each reporting period, the Company recognizes a financial liability for its commitment to the other investors in accordance with IFRS 9, at the same time derecognizing the non-controlling interests. Any difference between the financial liability and the non-controlling interests balance is recognized in equity.

(7)

On July 1, 2016, INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM) filed a complaint in the United States District Court for the Southern District of New York alleging that UMC failed to pay the technology license fees in accordance with the technology license agreement and claimed US$10 million with interest of 12% per annum. UMC appealed a judgment issued on September 15, 2017 by the United States District Court of Southern District of New York for the subject matter. The United States Court of Appeals for the Second Circuit made a summary order on March 11, 2019, vacated part of the district court’s judgment and remanded the case. On March 27, 2019, UMC reached a US$3.8 million settlement with IBM and mutually withdrew the litigation. UMC accrued the settlement in current liabilities as of December 31, 2018.

(8)

On August 31, 2017, the Taichung District prosecutors office indicted UMC for the Trade Secret Act of the R.O.C., alleging that employees of UMC misappropriated the trade secrets of MICRON TECHNOLOGY INC. (MICRON). On December 5, 2017, MICRON filed a civil action with similar cause against UMC with the United States District Court, Northern District of California. MICRON claimed entitlement to the actual damages, treble damages and relevant fees and requested the court to issue an order that enjoins UMC from using its trade secrets in question. The case is currently in progress and UMC has appointed counsels to prepare answers against these charges.

On January 12, 2018, UMC filed three patent infringement actions with the Fuzhou Intermediate People’s Court against, among others, MICRON (XI’AN) CO., LTD. and MICRON (SHANGHAI) TRADING CO., LTD., requesting the court to order the defendants to stop manufacturing, processing, importing, selling, and committing to sell the products deploying the infringing patents in questions, and also to destroy all inventories and related molds and tools. On July 3, 2018, the Fuzhou Intermediate People’s Court ruled against the aforementioned two defendants, holding that the two defendants must immediately cease to manufacture, sell, and import products that infringe the patent rights of UMC. The lawsuit filed by UMC is still on trial.

On November 1, 2018, the Department of Justice of the United States (DOJ) unsealed an indictment against UMC, FUJIAN JINHUA INTEGRATED CIRCUIT CO., LTD. (JINHUA), and three individuals, including one current employee and two former employees of UMC, alleging that UMC and others conspired to steal trade secrets of MICRON, and used that information to develop technology that was subsequently transferred to JINHUA. On the same day, the DOJ filed a civil complaint enjoining the aforementioned defendants from exporting to the United States any products containing DRAM manufactured by UMC or JINHUA and preventing the defendants from transferring the trade secrets to anyone else. The indictment and civil complaint are still on trial. UMC has suspended the joint technology development activities with JINHUA and appointed counsel to prepare answers against these charges. Given these litigations are still in the preliminary stages, UMC cannot assess the legal proceeding and probable outcome or impact.